ACCOUNTS PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLES\ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accounts payables

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$
Pool participants payable*	—	53,400
Utility cost payable	—	983
Others	—	55

	—	54,438

*     Pool participants payable represents payments to pool participants in the mining pool business which are settled in cryptocurrencies.